Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New Age Alpha Funds Trust
Entity Central Index Key	0002013853
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253472
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.45%	[1]
AssetsNet	$ 176,360,273
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 835,093
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$176,360,273 Number of Portfolio Holdings176 Advisory Fee $835,093 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253469
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.05%	[2]
AssetsNet	$ 176,360,273
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 835,093
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$176,360,273 Number of Portfolio Holdings176 Advisory Fee $835,093 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253471
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[3]
AssetsNet	$ 176,360,273
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 835,093
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$176,360,273 Number of Portfolio Holdings176 Advisory Fee $835,093 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253470
Shareholder Report [Line Items]
Fund Name	NAA Allocation Fund
Trading Symbol	TVFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$64	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[4]
AssetsNet	$ 176,360,273
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 835,093
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$176,360,273 Number of Portfolio Holdings176 Advisory Fee $835,093 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	78.3%
Convertible Bonds	0.6%
Corporate Bonds	18.2%
Exchange-Traded Funds	2.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.0%
Fixed Income	1.3%
Consumer Staples	1.4%
Equity	1.6%
Real Estate	1.7%
Materials	2.8%
Utilities	5.8%
Health Care	7.1%
Consumer Discretionary	7.4%
Financials	8.1%
Energy	9.8%
Communications	10.2%
Industrials	12.0%
Technology	29.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.7%
Apple, Inc.	5.3%
Microsoft Corporation	3.8%
Alphabet, Inc. - Class C	2.2%
Amazon.com, Inc.	2.0%
Broadcom, Inc.	2.0%
Exxon Mobil Corporation	1.8%
Tesla, Inc.	1.5%
Chevron Corporation	1.4%
Micron Technology, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253473
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Trading Symbol	SECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[5]
AssetsNet	$ 66,581,545
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 175,891
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,581,545 Number of Portfolio Holdings102 Advisory Fee $175,891 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	1.4%
Materials	3.0%
Real Estate	3.5%
Communications	4.6%
Utilities	6.8%
Energy	7.7%
Industrials	8.2%
Consumer Discretionary	9.2%
Consumer Staples	10.2%
Health Care	12.4%
Financials	13.8%
Technology	18.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corporation	1.6%
Tesla, Inc.	1.5%
Chevron Corporation	1.3%
ConocoPhillips	1.3%
Procter & Gamble Company (The)	1.2%
Bank of America Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253474
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Trading Symbol	SEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.85%	[6]
AssetsNet	$ 66,581,545
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 175,891
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,581,545 Number of Portfolio Holdings102 Advisory Fee $175,891 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	1.4%
Materials	3.0%
Real Estate	3.5%
Communications	4.6%
Utilities	6.8%
Energy	7.7%
Industrials	8.2%
Consumer Discretionary	9.2%
Consumer Staples	10.2%
Health Care	12.4%
Financials	13.8%
Technology	18.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corporation	1.6%
Tesla, Inc.	1.5%
Chevron Corporation	1.3%
ConocoPhillips	1.3%
Procter & Gamble Company (The)	1.2%
Bank of America Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253476
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Fund
Trading Symbol	GILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[7]
AssetsNet	$ 66,581,545
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 175,891
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,581,545 Number of Portfolio Holdings102 Advisory Fee $175,891 Portfolio Turnover34%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity	1.4%
Materials	3.0%
Real Estate	3.5%
Communications	4.6%
Utilities	6.8%
Energy	7.7%
Industrials	8.2%
Consumer Discretionary	9.2%
Consumer Staples	10.2%
Health Care	12.4%
Financials	13.8%
Technology	18.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.9%
Amazon.com, Inc.	3.5%
Exxon Mobil Corporation	2.6%
Walmart, Inc.	2.0%
Costco Wholesale Corporation	1.6%
Tesla, Inc.	1.5%
Chevron Corporation	1.3%
ConocoPhillips	1.3%
Procter & Gamble Company (The)	1.2%
Bank of America Corporation	1.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000249826
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Trading Symbol	SECEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.25%	[8]
AssetsNet	$ 235,448,251
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 954,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$235,448,251 Number of Portfolio Holdings140 Advisory Fee $954,313 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	0.3%
Materials	1.4%
Equity	2.0%
Consumer Discretionary	5.1%
Utilities	5.7%
Health Care	7.5%
Energy	9.1%
Financials	9.4%
Communications	9.5%
Industrials	13.2%
Technology	36.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Apple, Inc.	6.7%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.5%
Exxon Mobil Corporation	2.3%
Tesla, Inc.	1.9%
Chevron Corporation	1.7%
Micron Technology, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000249827
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Trading Symbol	SFECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.00%	[9]
AssetsNet	$ 235,448,251
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 954,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$235,448,251 Number of Portfolio Holdings140 Advisory Fee $954,313 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	0.3%
Materials	1.4%
Equity	2.0%
Consumer Discretionary	5.1%
Utilities	5.7%
Health Care	7.5%
Energy	9.1%
Financials	9.4%
Communications	9.5%
Industrials	13.2%
Technology	36.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Apple, Inc.	6.7%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.5%
Exxon Mobil Corporation	2.3%
Tesla, Inc.	1.9%
Chevron Corporation	1.7%
Micron Technology, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000249825
Shareholder Report [Line Items]
Fund Name	NAA Large Core Fund
Trading Symbol	GILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%	[10]
AssetsNet	$ 235,448,251
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 954,313
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$235,448,251 Number of Portfolio Holdings140 Advisory Fee $954,313 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Consumer Staples	0.3%
Materials	1.4%
Equity	2.0%
Consumer Discretionary	5.1%
Utilities	5.7%
Health Care	7.5%
Energy	9.1%
Financials	9.4%
Communications	9.5%
Industrials	13.2%
Technology	36.3%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	7.2%
Apple, Inc.	6.7%
Microsoft Corporation	4.8%
Alphabet, Inc. - Class A	4.3%
Amazon.com, Inc.	2.5%
Broadcom, Inc.	2.5%
Exxon Mobil Corporation	2.3%
Tesla, Inc.	1.9%
Chevron Corporation	1.7%
Micron Technology, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253484
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Trading Symbol	SECUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.41%	[11]
AssetsNet	$ 67,685,795
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 262,860
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,685,795 Number of Portfolio Holdings127 Advisory Fee $262,860 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.9%
Equity	1.5%
Communications	3.5%
Materials	3.5%
Consumer Staples	3.7%
Energy	4.0%
Real Estate	4.3%
Financials	7.3%
Consumer Discretionary	7.4%
Health Care	12.8%
Technology	20.1%
Industrials	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	2.7%
TechnipFMC plc	2.2%
MasTec, Inc.	2.0%
Coherent Corp.	2.0%
Curtiss-Wright Corporation	1.8%
ATI, Inc.	1.8%
Woodward, Inc.	1.8%
nVent Electric PLC	1.8%
BWX Technologies, Inc.	1.7%
Carpenter Technology Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253483
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Trading Symbol	SUFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.16%	[12]
AssetsNet	$ 67,685,795
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 262,860
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,685,795 Number of Portfolio Holdings127 Advisory Fee $262,860 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.9%
Equity	1.5%
Communications	3.5%
Materials	3.5%
Consumer Staples	3.7%
Energy	4.0%
Real Estate	4.3%
Financials	7.3%
Consumer Discretionary	7.4%
Health Care	12.8%
Technology	20.1%
Industrials	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	2.7%
TechnipFMC plc	2.2%
MasTec, Inc.	2.0%
Coherent Corp.	2.0%
Curtiss-Wright Corporation	1.8%
ATI, Inc.	1.8%
Woodward, Inc.	1.8%
nVent Electric PLC	1.8%
BWX Technologies, Inc.	1.7%
Carpenter Technology Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253481
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Fund
Trading Symbol	GIUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$58	1.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[13]
AssetsNet	$ 67,685,795
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 262,860
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$67,685,795 Number of Portfolio Holdings127 Advisory Fee $262,860 Portfolio Turnover44%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.9%
Equity	1.5%
Communications	3.5%
Materials	3.5%
Consumer Staples	3.7%
Energy	4.0%
Real Estate	4.3%
Financials	7.3%
Consumer Discretionary	7.4%
Health Care	12.8%
Technology	20.1%
Industrials	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ciena Corporation	2.7%
TechnipFMC plc	2.2%
MasTec, Inc.	2.0%
Coherent Corp.	2.0%
Curtiss-Wright Corporation	1.8%
ATI, Inc.	1.8%
Woodward, Inc.	1.8%
nVent Electric PLC	1.8%
BWX Technologies, Inc.	1.7%
Carpenter Technology Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253488
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Trading Symbol	SAOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.64%	[14]
AssetsNet	$ 39,803,028
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 163,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,803,028 Number of Portfolio Holdings424 Advisory Fee $163,280 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	67.0%
U.S. Government & Agencies	33.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	32.8%
Israel	0.1%
Cayman Islands	0.3%
Netherlands	0.9%
Ireland	1.2%
United States	64.7%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	22.2%
Chevron Corporation	1.9%
Exxon Mobil Corporation	1.7%
Cheniere Energy, Inc.	1.5%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Company	1.4%
Exelon Corporation	1.3%
Merck & Company, Inc.	1.3%
Ameren Corporation	1.1%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253485
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Trading Symbol	SAOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.39%	[15]
AssetsNet	$ 39,803,028
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 163,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,803,028 Number of Portfolio Holdings424 Advisory Fee $163,280 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	67.0%
U.S. Government & Agencies	33.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	32.8%
Israel	0.1%
Cayman Islands	0.3%
Netherlands	0.9%
Ireland	1.2%
United States	64.7%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	22.2%
Chevron Corporation	1.9%
Exxon Mobil Corporation	1.7%
Cheniere Energy, Inc.	1.5%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Company	1.4%
Exelon Corporation	1.3%
Merck & Company, Inc.	1.3%
Ameren Corporation	1.1%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253487
Shareholder Report [Line Items]
Fund Name	NAA Opportunity Fund
Trading Symbol	SAOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$74	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.39%	[16]
AssetsNet	$ 39,803,028
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 163,280
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,803,028 Number of Portfolio Holdings424 Advisory Fee $163,280 Portfolio Turnover75%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	67.0%
U.S. Government & Agencies	33.0%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	32.8%
Israel	0.1%
Cayman Islands	0.3%
Netherlands	0.9%
Ireland	1.2%
United States	64.7%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill	22.2%
Chevron Corporation	1.9%
Exxon Mobil Corporation	1.7%
Cheniere Energy, Inc.	1.5%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Company	1.4%
Exelon Corporation	1.3%
Merck & Company, Inc.	1.3%
Ameren Corporation	1.1%
AT&T, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253490
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Trading Symbol	GURAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%	[17]
AssetsNet	$ 180,182,861
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 613,809
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,182,861 Number of Portfolio Holdings121 Advisory Fee $613,809 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	112.4%
U.S. Government & Agencies	6.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
U.S. Treasury Obligations	4.9%
Real Estate	91.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.8%
United States Treasury Bill	4.9%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corporation	4.4%
Public Storage	4.4%
Ventas, Inc.	3.6%
VICI Properties, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253492
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Trading Symbol	GURCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.59%	[18]
AssetsNet	$ 180,182,861
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 613,809
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,182,861 Number of Portfolio Holdings121 Advisory Fee $613,809 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	112.4%
U.S. Government & Agencies	6.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
U.S. Treasury Obligations	4.9%
Real Estate	91.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.8%
United States Treasury Bill	4.9%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corporation	4.4%
Public Storage	4.4%
Ventas, Inc.	3.6%
VICI Properties, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253489
Shareholder Report [Line Items]
Fund Name	NAA Risk Managed Real Estate Fund
Trading Symbol	GURIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$79	1.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%	[19]
AssetsNet	$ 180,182,861
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 613,809
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,182,861 Number of Portfolio Holdings121 Advisory Fee $613,809 Portfolio Turnover8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	112.4%
U.S. Government & Agencies	6.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	3.3%
U.S. Treasury Obligations	4.9%
Real Estate	91.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Welltower, Inc.	9.8%
Prologis, Inc.	8.8%
Equinix, Inc.	6.8%
United States Treasury Bill	4.9%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.4%
Realty Income Corporation	4.4%
Public Storage	4.4%
Ventas, Inc.	3.6%
VICI Properties, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253495
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Trading Symbol	SEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[20]
AssetsNet	$ 282,421,306
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 970,503
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,421,306 Number of Portfolio Holdings122 Advisory Fee $970,503 Portfolio Turnover46%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	1.3%
Communications	3.0%
Health Care	3.6%
Consumer Staples	4.3%
Utilities	5.6%
Real Estate	8.5%
Energy	9.3%
Materials	9.5%
Technology	9.6%
Consumer Discretionary	11.4%
Industrials	11.6%
Financials	21.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alcoa Corporation	2.1%
ConocoPhillips	2.1%
Chord Energy Corporation	1.8%
Patterson-UTI Energy, Inc.	1.6%
Cardinal Health, Inc.	1.6%
AptarGroup, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
Nov, Inc. COM	1.5%
OGE Energy Corporation	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253494
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Trading Symbol	SEVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.00%	[21]
AssetsNet	$ 282,421,306
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 970,503
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,421,306 Number of Portfolio Holdings122 Advisory Fee $970,503 Portfolio Turnover46%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	1.3%
Communications	3.0%
Health Care	3.6%
Consumer Staples	4.3%
Utilities	5.6%
Real Estate	8.5%
Energy	9.3%
Materials	9.5%
Technology	9.6%
Consumer Discretionary	11.4%
Industrials	11.6%
Financials	21.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alcoa Corporation	2.1%
ConocoPhillips	2.1%
Chord Energy Corporation	1.8%
Patterson-UTI Energy, Inc.	1.6%
Cardinal Health, Inc.	1.6%
AptarGroup, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
Nov, Inc. COM	1.5%
OGE Energy Corporation	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253493
Shareholder Report [Line Items]
Fund Name	NAA SMid Cap Value Fund
Trading Symbol	SVUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[22]
AssetsNet	$ 282,421,306
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 970,503
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$282,421,306 Number of Portfolio Holdings122 Advisory Fee $970,503 Portfolio Turnover46%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Equity	1.3%
Communications	3.0%
Health Care	3.6%
Consumer Staples	4.3%
Utilities	5.6%
Real Estate	8.5%
Energy	9.3%
Materials	9.5%
Technology	9.6%
Consumer Discretionary	11.4%
Industrials	11.6%
Financials	21.8%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alcoa Corporation	2.1%
ConocoPhillips	2.1%
Chord Energy Corporation	1.8%
Patterson-UTI Energy, Inc.	1.6%
Cardinal Health, Inc.	1.6%
AptarGroup, Inc.	1.5%
Ecolab, Inc.	1.5%
Reinsurance Group of America, Inc.	1.5%
Nov, Inc. COM	1.5%
OGE Energy Corporation	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253500
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Trading Symbol	SEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[23]
AssetsNet	$ 46,258,350
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 98,792
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,258,350 Number of Portfolio Holdings173 Advisory Fee $98,792 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	5.7%
Spain	1.8%
Sweden	1.9%
Ireland	2.1%
Germany	3.6%
France	4.8%
Canada	5.3%
United Kingdom	5.6%
Switzerland	6.0%
Japan	10.1%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.2%
Exxon Mobil Corporation	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
HSBC Holdings PLC	2.3%
Sony Group Corporation	2.0%
Novartis A.G.	1.8%
Chevron Corporation	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253498
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Trading Symbol	SFGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.92%	[24]
AssetsNet	$ 46,258,350
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 98,792
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,258,350 Number of Portfolio Holdings173 Advisory Fee $98,792 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	5.7%
Spain	1.8%
Sweden	1.9%
Ireland	2.1%
Germany	3.6%
France	4.8%
Canada	5.3%
United Kingdom	5.6%
Switzerland	6.0%
Japan	10.1%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.2%
Exxon Mobil Corporation	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
HSBC Holdings PLC	2.3%
Sony Group Corporation	2.0%
Novartis A.G.	1.8%
Chevron Corporation	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.
C000253499
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Fund
Trading Symbol	SEWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.naafunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[25]
AssetsNet	$ 46,258,350
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 98,792
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$46,258,350 Number of Portfolio Holdings173 Advisory Fee $98,792 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.9%
Other Countries	5.7%
Spain	1.8%
Sweden	1.9%
Ireland	2.1%
Germany	3.6%
France	4.8%
Canada	5.3%
United Kingdom	5.6%
Switzerland	6.0%
Japan	10.1%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Broadcom, Inc.	7.6%
JPMorgan Chase & Company	3.2%
Exxon Mobil Corporation	3.0%
Mitsubishi UFJ Financial Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
HSBC Holdings PLC	2.3%
Sony Group Corporation	2.0%
Novartis A.G.	1.8%
Chevron Corporation	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

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